EMPLOYEE BENEFIT PLANS (Pre-tax Amounts Recognized in Other Comprehensive Income (Loss)) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior service costs	$ 0.0	$ 0.0	$ 0.5
Net actuarial (gain) loss	(10.7)	1.9	5.0
Amortization of losses and prior service cost	(0.3)	(0.8)	(1.4)
Total changes in other comprehensive (income) loss	(11.0)	1.1	4.1
Post Retirement Medical Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior service costs	0.0	0.0	0.0
Net actuarial (gain) loss	(2.3)	(3.4)	(2.5)
Amortization of losses and prior service cost	(0.5)	(0.7)	(0.6)
Total changes in other comprehensive (income) loss	$ (2.8)	$ (4.1)	$ (3.1)